UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017

13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000

Signature, Place and Date of Signing:

/s/ Brian S. Posner               New York, New York                2/8/05
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $191,572
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

1.        28- 10529                     Hygrove Capital Fund (QP) LP

2.        28- 10530                     Hygrove Partners, LLC

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2004
Column 1                             Column 2      Column 3     Column 4         Column 5     Column 6  Column 7    Column 8

                                                               Market
                                     Title                     Value       Shares/  Sh/  Put/  Invstmt  Other   Voting Authority
Name of Issuer                       of Class      CUSIP       (x $1000)   Prn Amt. Prn  Call  Dscretn  Mngrs  Sole     Shared  None
--------------                       --------      -----       ---------   -------- ---  ----  -------  -----  ----     ------  ----
ACXIOM CORP                          Common Stock   005125109   5,326      202,500  SH         Sole            202,500  0       0
ALGOMA STEEL INC.                    Common Stock   01566m204   3,774      154,600  SH         Sole            154,600  0       0
ALLIANT TECHSYSTEMS                  Common Stock   018804104   5,904       90,300  SH         Sole             90,300  0       0
ALLTEL CORP                          Common Stock   020039103   2,867       48,800  SH         Sole             48,800  0       0
AMIS HOLDINGS INC                    Common Stock   031538101   4,069      246,300  SH         Sole            246,300  0       0
ARCH CAPITAL GROUP                   Common Stock   G0450A105   6,324      163,400  SH         Sole            163,400  0       0
BP PLC ADRS                          Common Stock   055622104   7,977      136,600  SH         Sole            136,600  0       0
CISCO SYSTEMS                        Common Stock   17275r102   4,825      250,000  SH         Sole            250,000  0       0
COOPER CAMERON CORP                  Common Stock   216640102   5,623      104,500  SH         Sole            104,500  0       0
FREESCALE SEMICONDUCTOR-A            Common Stock   35687m107   1,951      109,500  SH         Sole            109,500  0       0
GERDAU AMERISTEEL CORP               Common Stock   37373p105     746      110,400  SH         Sole            110,400  0       0
GERDAU AMERISTEEL CORP               Common Stock   37373p105   1,734      257,700  SH         Sole            257,700  0       0
HARSCO CORP                          Common Stock   415864107   3,807       68,300  SH         Sole             68,300  0       0
INPUT/OUTPUT                         Common Stock   457652105   3,271      370,000  SH         Sole            370,000  0       0
INTERNET SECURITY SYSTEMS            Common Stock   46060x107   3,041      130,800  SH         Sole            130,800  0       0
JP MORGAN CHASE & CO                 Common Stock   46625h100   3,328       85,312  SH         Sole             85,312  0       0
L-3 COMMUNICATIONS HLDS              Common Stock   502424104   5,537       75,600  SH         Sole             75,600  0       0
LEHMAN BROS HLDGS INC COM            Common Stock   524908100   5,048       57,700  SH         Sole             57,700  0       0
MATTELL INC                          Common Stock   577081102   4,565      234,200  SH         Sole            234,200  0       0
MCAFEE INC                           Common Stock   640938106   3,356      116,000  SH         Sole            116,000  0       0
MENTOR CORP                          Common Stock   587188103   3,543      105,000  SH         Sole            105,000  0       0
MERRILL LYNCH                        Common Stock   590188108   6,515      109,000  SH         Sole            109,000  0       0
MICROSOFT CORP                       Common Stock   594918104   6,320      236,600  SH         Sole            236,600  0       0
NETIQ CORP                           Common Stock   64115p102   3,545      290,300  SH         Sole            290,300  0       0
NOBLE ENERGY INC.                    Common Stock   655044105   4,964       80,500  SH         Sole             80,500  0       0
NOKIA CORP-ADR                       Common Stock   654902204   3,173      202,500  SH         Sole            202,500  0       0
REGIS CORP                           Common Stock   758932107   2,538       55,000  SH         Sole             55,000  0       0
SPX CORP                             Common Stock   784635104   1,402       35,000  SH         Sole             35,000  0       0
ST PAUL TRAVELERS CO                 Common Stock   792860108   5,820      157,000  SH         Sole            157,000  0       0
TIME WARNER                          Common Stock   887317105   3,130      161,000  SH         Sole            161,000  0       0
VERITAS SOFTWARE CORP                Common Stock   923436109   4,711      165,000  SH         Sole            165,000  0       0
WPP GROUP PLC-ADR                    Common Stock   929309300   2,848       52,100  SH         Sole             52,100  0       0
ZALE CORP                            Common Stock   988858106   3,280      109,800  SH         Sole            109,800  0       0
ALLTEL JAN 60 PUTS                   PUTS           0200398ml   2,938       50,000  SH   P     Sole             50,000  0       0
BP APR 55 PUTS                       PUTS           0556228pk   6,745      115,500  SH   P     Sole            115,500  0       0
BP APR 60 PUTS                       PUTS           0556228pl   2,394       41,000  SH   P     Sole             41,000  0       0
INTERNET SECURITY JAN05 22.5 PUTS    PUTS           46060x8mx   3,023      130,000  SH   P     Sole            130,000  0       0
LANDRY'S JULY 25 PUTS                PUTS           51508l8se   1,453       50,000  SH   P     Sole             50,000  0       0
MARTHA STEWART JAN 30 PUTS           PUTS           5730838mf   1,016       35,000  SH   P     Sole             35,000  0       0
MCAFEE JAN 22.5 PUTS                 PUTS           5790648mx   3,472      120,000  SH   P     Sole            120,000  0       0
MCAFEE JAN05 30 PUTS                 PUTS           5790648mf   3,356      116,000  SH   P     Sole            116,000  0       0
MOODY'S JAN 06 75 PUT                PUTS           6153609M0   4,343       50,000  SH   P     Sole             50,000  0       0
VERITAS SOFTWARE JAN 25 PUTS         PUTS           9234368me   4,711      165,000  SH   P     Sole            165,000  0       0
SPX MAR 1180 PUTS                    PUTS           12486T5OP  17,694       14,600  SH   P     Sole             14,600  0       0
COLGATE JAN 05 50 CALLS              CALLS          1941629aj   1,023       20,000  SH   C     Sole             20,000  0       0
INTERACTIVE CORP. JAN '06 25 CALLS   CALLS          90336d9a7   2,072       75,000  SH   C     Sole             75,000  0       0
PHELPS DODGE JAN 05 95 CALLS         CALLS          7172659jr   2,473       25,000  SH   C     Sole             25,000  0       0

                                                              -------
                                                              191,572
                                                              =======

03612.0001 #546289